SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is obtained by the Company.
The Company deconsolidates its subsidiaries or business in accordance with ASC 810 as of the date the Company ceased to have a controlling financial interest in the subsidiaries. The Company accounts for the deconsolidation of its subsidiaries or business by recognizing a gain or loss in net income/loss attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained non-controlling
interest in the subsidiaries being deconsolidated, and the carrying amount of any non-controlling
interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/loss attributable to the non-controlling
interest, and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.
The Company assesses whether a deconsolidation is required to be presented as discontinued operations in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year
period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

Use of Estimates
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowance for deferred tax assets, uncertain tax positions, the initial valuation of the assets acquired and liabilities assumed and non-controlling
interest in a business combination, fair values of certain debt and equity investments, economic lives and impairment of long-lived assets, impairment of goodwill, standalone selling prices of performance obligations of revenue contracts, accounts receivable and contract assets allowances, measurement of right-of-use
assets and lease liabilities and share-based compensation. Actual results could differ from those estimates.

Convenience Translation
Convenience translation
Amounts in the United States Dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.3726 per US$1.00 on December 30, 2021 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign Currency
Foreign currency
The functional currency of the Company, its Cayman subsidiaries and Rise HK are the US$, the functional currency of Edge Franchising and Edge Online Co. Limited are the Hong Kong Dollars (“HK$”). The Company’s PRC subsidiaries and the VIEs determined their functional currency to be Renminbi (the “RMB”). The Group uses the RMB as its reporting currency.
Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of (loss)/income.
The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Cash and Cash Equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted Cash
Restricted cash
Restricted cash primarily represents deposits held in a designated bank account as security for the interest and principal payments within one year on the Group’s long-term loan; and deposits restricted as to withdrawal or use under government regulations.
In November 2016, the FASB issued Accounting Standards Update (“ASU”)
No. 2016-18,
Statement of Cash Flows
(Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period
and
end-of-period
total amounts presented in the statement of cash flows. The Group adopted the new standard effective January 1, 2018, using the retrospective transition method. All restricted cash was presented on the face of the consolidated balance sheet as “Restricted cash.”

Investments - Discontinued Operations
Investments - Discontinued Operations
Short-term investments
The Group’s short-term investments comprise primarily of cash deposits at floating rates based on daily bank deposit rates with original maturities ranging from over three months to six months.
Long-term investment
The Group’s long-term investment is an equity investment in unlisted company based in the PRC over which the Group neither has significant influence nor control through investment in common stock or in-substance
common stock.
The Group adopted ASC 321, Investments — Equity Securities (“ASC 321”) on January 1, 2018, pursuant to which, equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
The Group makes a qualitative assessment of whether the equity investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group has to recognize an impairment loss in the consolidated statements of income/(loss) equal to the difference between the carrying value and fair value. As stipulated in the investment agreement, the Group contributed an additional RMB4,000 to the equity investee in 2020. The Group recognized impairment charge of nil, RMB37,000 and nil for the year 2019, 2020 and 2021, respectively. There were also no unrealized gains (upward adjustments) or losses (downward adjustments), excluding impairment resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer during the periods presented.

Inventories - Discontinued Operations
Inventories - Discontinued Operations
Inventories are finished goods and mainly comprised of textbooks and other educational study tools (“course materials”). Course materials are stated at the lower of cost or market. Cost is determined using the weighted average cost method. As of December 31, 2019, 2020 and 2021, the Group did not have any provision for inventories.

Property and equipment - Discontinued Operations
Property and equipment - Discontinued Operations
Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3 – 5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of (loss)/income.
Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Segment Reporting
Segment reporting
In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the Chief Executive Officer of the Group, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group does not distinguish among markets or segments for the purpose of internal reports. Substantially all of the Group’s revenues for the years ended December 31, 2019, 2020 and 2021 were generated from the PRC. As of December 31, 2020, a majority of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented. At the end of December 2021, the Group disposed all of the assets located in the PRC.

Gain on Troubled Debt Restructuring
Troubled Debt Restructuring
The Group accounts for a debt amendment as a troubled debt restructuring when the transaction meets the two criteria: 1) The Group was experiencing financial difficulties; 2) the lender was granting a concession when the effective borrowing rate on the restructured debt is less than the effective borrowing on the original debt. If future undiscounted cash flows is greater than the net carrying value of the original debt, no gain is recognized, and a new effective interest rate is established based on the carrying value of the original debt and the revised cash flows. If future undiscounted cash flows is less than the net carrying value of the original debt, the difference between future undiscounted cash flows and the net carrying value of the original debt is recognized as gain on troubled debt restructuring, and the carrying value of the debt is adjusted to the future undiscounted cash flow amount. According to ASC205-20-45, when the debt will be not assumed by the buyer in the transaction and is required to be repaid as a result of the disposal, the interest cost on the debt should be allocated to discontinued operations and the debt should be allocated to continuing operations. For the year ended December 31, 2021, the Company recognized gain on debt distinguishment of R
M
B279,097 (US$43,796) in
continuing operations.

Non-controlling interests – Discontinued Operations
Non-controlling
interests – Discontinued Operations
For certain subsidiaries of the VIE, a
non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net (loss)/income on the consolidated statements of (loss)/income, includes the net loss attributable to non-controlling
interests. The cumulative results of operations attributable to non-controlling
interests are recorded as
non-controlling
interests in the Group’s consolidated balance sheets.

Goodwill – Discontinued Operations
Goodwill – Discontinued Operations
The Group assesses goodwill for impairment in accordance with ASC
350-20,
Intangibles—Goodwill and Other: Goodwill
(“ASC
350-20”),
which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC
350-20.
There was only one reporting unit (that also represented the operating segment) as of December 31, 2020 and 2021, respectively. Goodwill was allocated to the one reporting unit as of December 31, 2020 and 2021, respectively. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step
test in accordance with ASC
350-20.
If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the two-step
quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.
On January 1, 2020, the Group adopted ASU
No. 2017-04,
Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if the fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of a reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. For the years ended December 31, 2019, 2020 and 2021, the Group recorded RMB nil, RMB nil and RMB nil impairment loss on goodwill respectively related to continuing operations, and RMB nil, RMB nil and RMB nil were related to discontinued operations for the years ended December 31, 2019, 2020 and 2021, respectively. Under ASC
810-10,
when a reporting unit is to be disposed of in its entirety, the entity must include in the reporting unit’s carrying amount the goodwill of that reporting unit in determining the gain or loss on disposal. The goodwill derecognized is no longer assigned to a reporting unit for purposes of impairment testing. As refer to Note 1, upon completion of the Sale, the Company has, through its subsidiaries, sold substantially all its assets. Therefore, the management of the Company did not perform goodwill impairment test at the end of December 31, 2021.

Intangible assets - Discontinued Operations
Intangible assets - Discontinued Operations
Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets except for student base is computed using the straight-line method over the estimated useful lives. Student base is amortized using an accelerated pattern based on the estimated student attrition rate of the acquired schools. The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3-5 years
Licensed copyright	The shorter of contractual terms or estimated useful lives of the assets
Teaching course materials	10 years

Impairment of long-lived assets other than goodwill – Discontinued Operations
Impairment of long-lived assets other than goodwill – Discontinued Operations
The Group evaluates its long-lived assets, including fixed assets, intangible assets and operating lease right-of-use
assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. As of December 31, 2021, there was a full impairment of RMB4,069 (US$639) for partial intangible assets related to discontinued operations as the Group decided such intangible assets do not satisfy its current need and cannot accommodate the Group’s future strategy and thus the Group cannot benefit from existing implementation work nor re-sell/sublicense
the license or work to others, which was recorded in other income, net.

Business Combinations
Business Combinations
The Group accounts for business combinations using the purchase method of accounting in accordance with ASC 805,
Business Combinations
. The purchase method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
In a business combination achieved in stages, the Group
re-measured
the Group’s previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in earnings.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling
interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The group determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Fair value of financial instruments – Discontinued Operations
Fair value of financial instruments – Discontinued Operations
Financial instruments include cash and cash equivalents, short-term investments, restricted cash, certain other current assets, long-term investment, accounts payable, long-term loan, customer advances, lease liabilities and certain other current liabilities. For long-term investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amounts of remaining financial instruments, except for the long-term loan, approximate their fair values because of their short-term maturities. The carrying amount of the long-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Revenue recognition- Discontinued Operations
Revenue recognition- Discontinued Operations
On January 1, 2018, the Group adopted ASC 606,
 Revenue from contracts with customers
 (“ASC 606”) utilizing the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Accordingly, revenues for the years ended December 31, 2018 and the following years were presented in accordance with ASC 606, and revenues for the year ended December 31, 2017 was not adjusted and continued to be presented in accordance with ASC 605,
Revenue Recognition.
 The cumulative effect of adopting ASC 606 resulted in an adjustment to increase the opening balance of accumulated deficit on January 1, 2018 by RMB44,122, with the impact related to the recognition of initial franchise fees. The Group’s accounting policy before January 1, 2018 was to recognize initial franchise fees when franchisees commence operations under the RISE brand or upon the renewal of the franchise agreements. In accordance with ASC 606, the initial franchise services are not distinct from the continuing rights or services offered during the term of the franchise agreement, and will therefore, be treated as a single performance obligation. Therefore, initial franchise fees should be recognized over the franchise term, which is generally five years under ASC 606.
The Group’s revenue recognition policies following the adoption of ASC 606 are as follows:
Revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Group determines are within the scope of the new revenue recognition accounting standard, the Group performs the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the Group will collect the consideration it is entitled to in exchange for the goods or services transferred to the customer. At contract inception, the Group assesses the goods or services promised within each contract to determine those that represent performance obligations, and assess whether each promised good or service is distinct. The Group then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Revenue is recognized net of business tax, value added taxes and tax surcharges.
Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer and are presented in “deferred revenue and customer advances” in the consolidated balance sheets.
Contract assets include costs to obtain contracts with customers. Costs to obtain contracts with customers are incremental costs to obtain franchise contracts, which are recorded as prepayment and other current assets, and other non-current assets
depending on the estimated life of the underlying franchise contacts.
The primary sources of the Group’s revenues are as follows:

(a)	Educational programs
Educational programs’ contracts generally consist of two performance obligations, English courses and course materials, which are both capable of being distinct and distinct in the context of the contract. The transaction price is stated in the contract and known at the time of contract inception, therefore no variable consideration exists. The Group may issue promotional coupons to attract enrollment for its courses. The promotional coupons are not issued in conjunction with a concurrent revenue transaction and are for a fixed RMB amount that can only be redeemed to reduce the amount of the tuition fees for future courses. The promotional coupons are accounted for as a reduction of the transaction price and are allocated across all performance obligations unless observable evidence exists that the discount relates to a specific performance obligation or obligations in the contract. Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on the prices charged to students. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.
Course fees are collected in full in advance of the commencement of each course and each course comprises of a fixed amount of classes. The Group uses the student’s daily attendance records of both offline and online courses, an output measure, to recognize revenue over time as it best depicts the simultaneous consumption and delivery of educational program services. Students are allowed to return course materials if they are unused. However, once the student attends the first class of the respective course, course materials cannot be returned. Therefore, revenue associated with distinct course materials is recognized at the point in time when control transfers to the student, generally when the student attends the first class of the respective course.
According to local education bureau regulations, depending on a school’s location and the amount of classes remaining for a course, the Group may be required to refund course fees for any remaining undelivered classes to students who withdraw from a course. The refund is recorded as a reduction of the related course fees received in advance and has no impact on recognized revenue. Refunds on recognized revenue were insignificant for all periods presented.
To be consistent with our management reporting framework, revenues from educational programs include revenues generated by The Edge starting from the first quarter of 2019 and revenues generated from Can-Talk
starting from the first quarter of 2020. Revenues from educational programs in previous years have been adjusted to take this into account. The Edge offers admission consulting, academic tutoring and test preparation services for students who intend to study abroad and each service represents an individual performance obligation. For admission consulting services, the Group uses the input method by reference to the consulting hours incurred up to the end of reporting period as a percentage of total estimated hours to recognize revenue over a fixed contract period, which best depicts the Group’s efforts toward satisfying the performance obligation relative to the total expected efforts. For academic tutoring and test preparation services, the Group use students’ attendance records, an output measure, to recognize revenue over time as it best depicts the simultaneous consumption and delivery of such services.

(b)	Franchise revenues
Franchise revenues
includes non-refundable initial
franchise fees and the recurring franchise fees from its franchisees. The initial franchise services to be performed under the franchise agreements to earn the initial franchise fees comprise of (i) authorizing franchisees to use the RISE brand and the Group’s courseware, and (ii) initial setup services, including assisting with site selection and marketing strategy, training of franchisee management and teachers. The Group’s franchise agreements do not include guarantees or other forms of financial assistance, refund provisions or options to repurchase franchises from franchisees. In accordance with the new revenue recognition standard, the initial franchise services are not distinct from the continuing rights offered during the term of the franchise agreement and will therefore be treated as a single performance obligation. As such, beginning in January 2018, initial franchise fees are deferred and recorded as “deferred revenue and customer advances”, and are recognized over the franchise term as the performance obligation is satisfied, which is generally five years. The Group also receives sales-based recurring franchise fees from its franchisees, which include a fixed percentage of the franchisees’ course fees and proceeds from the sale of related course materials. The recurring franchise fees are recognized at the time the underlying franchisees’ sale of services occur.

(c)	Other revenues
Other revenues comprise mainly of the provision of overseas and domestic study tour services. The Group determined the overseas study tours contract contains a single performance obligation and the Group is the principal in providing overseas study tours services as it controls such services before the services are transferred to the customer. Therefore, the Group recognizes study tours revenue on a gross basis. The Group recognize revenue over the service period of the study tour, which is, generally around two to three weeks, as it best depicts the simultaneous consumption and delivery of overseas study tours services.

Advertising expenditures- Discontinued Operations	Advertising expenditures- Discontinued Operations Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of (loss)/income.
Leases - Discontinued Operations
Leases - Discontinued Operations
The Group adopted
ASU No. 2016-02,
Leases
(Topic 842) (“ASC 842”) from January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group have lease agreements with lease and non-lease
components, which are generally accounted for separately.
The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use
(“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any lease payments made, net of lease incentives. Lease expense is recorded on a straight-line basis over the lease term. On April 10, 2020, the FASB issued guidance for lease concessions provided to lessees in response to the effects of
COVID-19.
Such guidance allows lessees to make an election not to evaluate whether a lease concession provided by a lessor should be accounted for as a lease modification, in the event the concession does not result in a substantial increase in the rights of the lessor or the obligations of the lessee. Such concessions would be recorded as negative lease expense in the period of relief. The Group elected this practical expedient in accounting for lease concessions provided for certain of the Group’s learning center agreements.
Upon adoption of ASC 842, the Group recognized ROU assets of RMB601,610 and total lease liabilities (including current and non-current)
RMB610,500 for operating leases as of January 1, 2019. The impact of adopting ASC 842 on the Group’s opening retained earnings, current year net income and current year cash flow was insignificant.
The Group’s operating leases mainly related to offices and classroom facilities.

Income/(loss) per share
Income/(loss) per share
In accordance with ASC 260,
Earnings Per Share
, basic (loss)/income per share is computed by dividing net (loss)/income attributable to the Company by the weighted average number of ordinary shares outstanding during the period. Diluted (loss)/income per share is calculated by dividing net (loss)/income attributable to the Company as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Share options with market conditions, performance conditions, or any combination thereof, are considered contingently issuable shares and are included in the computation of diluted (loss)/income per share to the extent that market and performance conditions are met such that the share options are exercisable at the end of the reporting period, assuming it was the end of the contingency period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary equivalent shares are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Share-based compensation – Discontinued Operations
Share-based compensation – Discontinued Operations
The Group applies ASC 718,
Compensation — Stock Compensation
(“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.
In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition — compensation cost is recognized if it is probable that the performance condition will be achieved and shall not be recognized if it is not probable that the performance condition will be achieved.
In accordance with ASC 718, the effect of a market condition is reflected in the grant-date fair value of the granted equity awards. The Group recognizes share-based compensation cost for equity awards with a market condition provided that the requisite service is rendered, regardless of when, if ever, the market condition is satisfied.
A change in any of the terms or conditions of the awards is accounted for as a modification of the award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original equity awards are ignored, and the fair value of the equity award measured at the modification date is recognized if the modified award ultimately vests. When a vesting condition that is probable of achievement is modified and the new vesting condition also is probable of achievement, the compensation cost to be recognized if either the original vesting condition or the new vesting condition is achieved cannot be less than the grant-date fair value of the original award. That compensation cost is recognized if either the original or modified vesting condition is achieved. Cancellation of the awards accompanied by the concurrent grant of a replacement award is also accounted for as a modification of the terms of the cancelled awards. Therefore, incremental compensation cost shall be measured as the excess of the fair value of the replacement award or other valuable consideration over the fair value of the cancelled award at the cancellation date.
Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.
The Group uses the accelerated method for all awards granted with graded vesting service conditions, and the straight-line method for awards granted with non-graded
vesting service conditions. The Group accounts for forfeitures as they occur. The Group, with the assistance of an independent valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model and Monte Carlo simulation model were applied in determining the estimated fair value of the options granted to employees.

Income Taxes
Income taxes
The Group accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s consolidated financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Group recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Group is considered exempted Cayman Islands Companies and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Government subsidies- Discontinued Operations
Government subsidies- Discontinued Operations
Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government subsidies of non-operating
nature and with no further conditions to be met are recorded as non-operating
income in “Other income, net” of the consolidated statements of (loss)/income when received.

Comprehensive income/(loss)
Comprehensive income/(loss)
Comprehensive (loss)/income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220,
Comprehensive Income
, requires that all items that are required to be recognized under current accounting standards as components of comprehensive
(loss)/income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive (loss)/income includes net (loss)/income and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive (loss)/income.

Employee benefit expenses- Discontinued Operations
Employee benefit expenses- Discontinued Operations
All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

Treasury shares
Treasury shares
In November 2018, the Board of Directors approved a share repurchase plan (“2018 repurchase plan”). The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is initially recorded in the “Treasury Shares” line item in the consolidated balance sheets. Upon retirement, the ordinary shares account will be debited only for the aggregate par value of the retired shares, and the excess of the acquisition cost of treasury shares over the aggregate par value is allocated to the additional paid-in
capital. As of December 31, 2019, all treasury shares were fully retired.

Recent accounting pronouncements
Recent accounting pronouncements
In December 2019, the FASB issued ASU
2019-12,
“
Income Tax (Topic 740): Simplifying the Accounting for Income Taxes
”. This guidance removes certain exceptions to the general principles of ASC 740 and simplifies several other areas. For public business entities, the guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15,2020. The Group adopted this ASU in the first quarter of 2021 and has identified no material effect on its financial statements or disclosures.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this ASU provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. LIBOR is expected to phased out by 2021. The amendments in this ASU are effective as of March 12, 2020 through December 31, 2022. The Group is currently evaluating the effect of this ASU on its financial statements and related disclosures.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-
20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU
2020-06),
which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. The amendments are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.
In October 2020, the FASB issued ASU
No. 2020-10,
Codification Improvements. The amendments in this ASU improve the consistency of the codification and reorganize the guidance into appropriate sections providing less opportunities for disclosures to be missed. The amendments in this update do not change GAAP and are not expected to result in a significant change in practice. The amendments in this ASU are effective for fiscal years beginning after December 15, 2020. The Group adopted this ASU in the first quarter of 2021 and has identified no effect on its financial statements or disclosures.
In January 2021, the FASB issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848). The amendments in this ASU clarify the scope of ASC 848 to include derivatives that are affected by a change in the interest rate used for discounting, margining, or contract price alignment that do not also reference LIBOR or another reference rate that is expected to be discontinued as a result of reference rate reform. Similar to ASU
2020-04,
the guidance is effective for all entities immediately upon issuance on January 7, 2021. The Group adopted this ASU in the first quarter of 2021 and has identified no effect on its financial statements or disclosures.

In May 2021, the FASB issued ASU
No. 2021-04,
Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic
470-50),
Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.
In October 2021, the FASB issued ASU
No. 2021-08,
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this ASU improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to recognition of an acquired contract liability, and payment terms and their effect on subsequent revenue recognized by the acquirer. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, including the interim periods within those fiscal years. The Group is currently evaluating the effect of this ASU on its financial statements and related disclosures.